Investment Strategy - Vanguard High-Yield Corporate Fund	Jan. 31, 2026
Prospectus [Line Items]
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	With no more than 20% of its assets, the Fund may invest in any of the following, in the aggregate: bonds that are rated below B or the equivalent, fixed- and floating-rate loans of medium to lower-range credit quality, or other securities that may include, but are not limited to, convertible securities or preferred stocks.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Such investments may include corporate bonds that are rated less than BBB- by S&P Global Ratings or Fitch Ratings or less than Baa3 by Moody’s Investors Service, Inc. or, if unrated, are determined to be of comparable quality by the Fund’s advisors, and loans rated Baa3 or below by Moody’s or the equivalent by another independent rating agency (or, if unrated, will be determined to be of comparable quality by the Fund’s advisors).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high-yield investments and other financial instruments with economic characteristics similar to such investments.